Consolidated Balance Sheets - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Current assets
Cash and cash equivalents	$ 966,458	$ 1,699,206
Accounts receivable	1,363,545	1,231,452
Work in progress	1,191,844	1,045,058
Current financial assets	33,858	18,961
Prepaid expenses and other current assets	189,366	172,371
Income taxes	5,137	4,936
Total current assets before funds held for clients	3,750,208	4,171,984
Funds held for clients	598,839	593,154
Total current assets	4,349,047	4,765,138
Property, plant and equipment	369,608	352,092
Right-of-use assets	535,121	586,207
Contract costs	261,612	230,562
Intangible assets	615,959	506,793
Other long-term assets	139,666	191,512
Long-term financial assets	337,156	152,658
Deferred tax assets	85,795	96,358
Goodwill	8,481,456	8,139,701
Assets	15,175,420	15,021,021
Current liabilities
Accounts payable and accrued liabilities	1,016,407	891,374
Accrued compensation and employee-related liabilities	1,130,726	1,084,014
Deferred revenue	453,579	445,740
Income taxes	153,984	160,651
Current portion of long-term debt	93,447	392,727
Current portion of lease liabilities	157,944	167,819
Provisions	33,103	63,549
Current derivative financial instruments	5,710	6,497
Total current liabilities before clients’ funds obligations	3,044,900	3,212,371
Clients’ funds obligations	604,431	591,101
Total current liabilities	3,649,331	3,803,472
Long-term debt	3,173,587	3,008,929
Long-term lease liabilities	551,257	609,121
Long-term provisions	17,482	26,576
Other long-term liabilities	192,108	202,662
Long-term derivative financial instruments	6,480	41,784
Long-term income taxes	0	5,719
Deferred tax liabilities	157,406	132,038
Retirement benefits obligations	155,045	204,488
Liabilities	7,902,696	8,034,789
Equity
Retained earnings	5,425,005	4,732,229
Accumulated other comprehensive income	39,746	331,580
Capital stock	1,493,169	1,632,705
Contributed surplus	314,804	289,718
Equity	7,272,724	6,986,232
Liabilities and Equity	$ 15,175,420	$ 15,021,021